Junior Subordinated Deferrable Interest Debentures (Key Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 134,642	$ 134,642
Trust VIII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774
Interest rate (as a percent)	3.29%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.05%
Trust IX
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238
Interest rate (as a percent)	1.85%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021
Interest rate (as a percent)	1.86%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990
Interest rate (as a percent)	1.85%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619
Interest rate (as a percent)	1.68%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.45%